MAINSTAY VP FUNDS TRUST

MainStay VP T. Rowe Price Equity Income Portfolio

(the “Portfolio”)

Supplement dated October 1, 2018 (“Supplement”) to the Summary Prospectus, Prospectus and

Statement of Additional Information, each dated May 1, 2018, as supplemented or amended to date

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information (“SAI”).

Effective October 1, 2018, the Summary Prospectus, Prospectus and SAI are revised as follows:

1.	The table and footnote in the section entitled “Fees and Expenses of the Portfolio,” as well as the table in the section entitled “Example” of the Prospectus and Summary Prospectus are revised as follows:

Fees and Expenses of the Portfolio

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fees (as an annual percentage of the Portfolio's average daily net assets)[1]	0.72%	0.72%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.75%	1.00%

1.	Restated to reflect current fees. The management fee is as follows: 0.725% on assets up to $500 million; 0.70% on assets from $500 million to $1 billion; and 0.675% on assets over $1 billion.

Example

	1 Year	3 Years	5 Years	10 Years
Initial Class	$77	$240	$417	$930
Service Class	$102	$318	$552	$1,225

2.	The table beginning on page 74 of the SAI is revised to delete the subadvisory fee for the Portfolio and replace it with the following:

MainStay VP T. Rowe Price Equity Income Portfolio

0.475% on assets up to $50 million; and

0.425% on assets over $50 million

When assets exceed $100 million:
0.375% on all assets

When assets exceed $200 million:
0.325% on all assets

When assets exceed $500 million:
0.30% on assets up to $500 million; and

0.275% on assets over $500 million
When assets exceed $1 billion:

0.275% on all assets
When assets exceed $1.5 billion:

0.25% on all assets

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.